OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	$ 4,946,991	$ 4,492,474
Income tax impact of other comprehensive income (loss) items (note 25)		1,390
Reclassification to gain on sale of equity securities		(168)
Impairment loss reclassified to net income		8,532
Income tax impact of reclassification items (note 25)		(1,117)
Hedging gains and costs of hedging transferred to property, plant and mine development	(3,779)
Balance at the end of the year	4,550,012	4,946,991
Other Reserves
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	33,440	32,127
Unrealized change in fair value	(49,661)	(7,324)
Income tax impact of other comprehensive income (loss) items (note 25)		1,390
Reclassification to gain on sale of equity securities		(168)
Impairment loss reclassified to net income		8,532
Income tax impact of reclassification items (note 25)		(1,117)
Transfer of loss on disposal of equity securities at FVOCI to deficit	1,290
Hedging gains and costs of hedging transferred to property, plant and mine development	(3,779)
Balance at the end of the year	(58,095)	33,440
Other Reserves | IFRS 9
Components of other reserves and the movements in other reserves
Adoption of IFRS 9 on January 1, 2018	(44,048)
Tax impact	4,663
Adjusted balance at January 1, 2018	(5,945)
Equity securities reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	19,585	32,127
Unrealized change in fair value	(39,585)	(21,179)
Income tax impact of other comprehensive income (loss) items (note 25)		1,390
Reclassification to gain on sale of equity securities		(168)
Impairment loss reclassified to net income		8,532
Income tax impact of reclassification items (note 25)		(1,117)
Transfer of loss on disposal of equity securities at FVOCI to deficit	1,290
Balance at the end of the year	(58,095)	19,585
Equity securities reserve | IFRS 9
Components of other reserves and the movements in other reserves
Adoption of IFRS 9 on January 1, 2018	(44,048)
Tax impact	4,663
Adjusted balance at January 1, 2018	(19,800)
Cash flow hedge reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	10,763
Unrealized change in fair value	(6,984)	10,763
Hedging gains and costs of hedging transferred to property, plant and mine development	(3,779)
Balance at the end of the year		10,763
Cash flow hedge reserve | IFRS 9
Components of other reserves and the movements in other reserves
Adjusted balance at January 1, 2018	10,763
Costs of hedging reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	3,092
Unrealized change in fair value	(3,092)	3,092
Balance at the end of the year		$ 3,092
Costs of hedging reserve | IFRS 9
Components of other reserves and the movements in other reserves
Adjusted balance at January 1, 2018	$ 3,092